Common stock and Stock-Based Compensation -Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 14, 2025	Dec. 31, 2022
Common stock and StockBased Compensation [Line Items]
Common Stock, Shares Authorized	600,000,000		600,000,000		136,562,809	175,095,000
Common Stock, Shares, Issued	106,754,588		106,754,588		48,376,052	17,454,353
Common Stock, Shares, Outstanding	106,754,588		106,754,588		48,376,052	17,454,353	98,818,874
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number					35,560,434
Common Stock, Capital Shares Reserved for Future Issuance	110,653,031		110,653,031		43,128,526
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value					$ 17,000	$ 0
Share Price					$ 0.88	$ 0.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value					$ 2,800,000	$ 800,000
Unrecognized Compensation Expense					$ 18,200,000
Share Based Compensation Arrangement By Sharebased Payment Award Fair Value Assumptions WeightedAverage Period					2 years 4 months 24 days
Share-Based Payment Arrangement, Noncash Expense	$ 9,486,000	$ 359,000	$ 28,092,000	$ 1,042,000	$ 3,847,000	$ 2,483,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					21,329,457	15,141,280
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number	388,988
Stock options available for future issuance [Member]
Common stock and StockBased Compensation [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					2,226,705	839,706
Restricted Stock Units (RSUs) [Member]
Common stock and StockBased Compensation [Line Items]
Unrecognized Compensation Expense					$ 6,300,000
Share-Based Payment Arrangement, Noncash Expense					$ 0
Common Stock [Member]
Common stock and StockBased Compensation [Line Items]
Common Stock, Shares Authorized					175,095,000	175,095,000
Common Stock, Shares, Issued					17,519,999
Common Stock, Shares, Outstanding					17,519,999
Common Stock, Capital Shares Reserved for Future Issuance					96,123,126	75,514,616
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period						6,000,000
Incentive Stock Options [Member]
Common stock and StockBased Compensation [Line Items]
Minimum Threshold Limit Of Percentage Of Owning Stock With Voting Power On Grant Date					10.00%
Minimum Threshold Limit Of Shares Fair Value On Grant Date					110.00%
Two Thousand Eleven Amended Plan [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Plan Modification, Description and Terms					Amended Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	29,318,783		29,318,783
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares					4,655,274	4,916,829		137,909
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value			$ 15,080,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			1,347,536			10,929,820
Two Thousand Eleven Amended Plan [Member] | Stock options available for future issuance [Member]
Common stock and StockBased Compensation [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					2,226,705
Two Thousand Eleven Amended Plan [Member] | Restricted Stock Units (RSUs) [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares					4,655,274
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period					6,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited					135,400
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					6,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number					6,000,000
Two Thousand Eleven Amended Plan [Member] | Common Stock [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number					36,363,184
Modification Of vesting Terms [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Payment Arrangement, Noncash Expense						$ 1,700,000